Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	ALTERITY THERAPEUTICS LIMITED
Trading Symbol	ATHE
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	2,084,016,678
Amendment Flag	false
Entity Central Index Key	0001131343
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-49843
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3, 460 Bourke Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing sixty Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Level 3, 460 Bourke Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Contact Personnel Name	David Stamler
City Area Code	61
Local Phone Number	3 9348 0377